Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 42,611,823	$ 1,391,634	$ 81,763,628	$ 80,193,769
Adjustments for:
Depreciation expense	54,195,380	1,769,934	51,520,810	50,470,157
Amortization expense	3,906,483	127,579	3,931,079	4,054,120
Net loss (gain) on fair value change of financial assets and liabilities at fair value through profit or loss	(1,860,511)	(60,761)	(4,107,745)	1,490,005
Finance costs	6,272,086	204,836	4,009,782	2,831,307
Interest income	(1,513,407)	(49,425)	(654,747)	(542,329)
Dividend income	(256,160)	(8,366)	(278,381)	(289,852)
Share-based payment compensations	742,890	24,262	989,843	699,211
Share of profit of associates and joint ventures	(1,080,600)	(35,291)	(1,185,377)	(899,700)
Gain on disposal of property, plant and equipment	(161,761)	(5,283)	(113,356)	(71,770)
Loss (gain) on disposal of investments accounted for using the equity method	(55,795)	(1,822)	(80,317)	67,482
Impairment loss recognized on financial assets	108,443	3,542	119,974	4,718
Impairment loss recognized on non-financial assets	3,536,506	115,497	2,359,055	774,712
Gain on disposal of subsidiaries	(529,721)	(17,300)	0	(17,340,418)
Gain from bargain purchase - acquisition of subsidiary				(33,114)
Net loss (gain) on foreign currency exchange	10,127	331	6,318,273	(1,668,522)
Others	34,888	1,139	6,766	(74,356)
Changes in operating assets and liabilities
Financial assets mandatorily at fair value through profit or loss	8,453,963	276,093	7,070,941	2,174,012
Contract assets	631,097	20,611	(123,964)	(1,345,069)
Trade receivables	15,868,810	518,250	754,156	(27,957,812)
Other receivables	348,614	11,385	(1,953,605)	(354,849)
Inventories	25,401,815	829,582	(21,669,101)	(23,325,588)
Other current assets	(292,294)	(9,546)	20,864	(819,252)
Other financial assets	(718,946)	(23,480)	(3,476,090)	(811,510)
Other operating activities assets	92,135	3,009	(606,418)	26,306
Financial liabilities held for trading	(3,619,901)	(118,220)	(5,928,083)	(3,814,095)
Trade payables	(9,037,355)	(295,145)	(5,456,906)	13,654,819
Other payables	(8,281,769)	(270,469)	7,047,162	5,938,081
Other current liabilities	(877,245)	(28,649)	1,592,098	5,552,277
Other operating activities liabilities	(182,534)	(5,961)	5,265,384	2,017,904
Cash generated from operations	133,747,061	4,367,966	127,135,725	90,600,644
Interest received	1,479,507	48,318	652,679	527,551
Dividend received	668,883	21,845	957,611	655,537
Interest paid	(5,998,956)	(195,916)	(3,494,516)	(2,625,883)
Income tax paid	(15,474,646)	(505,377)	(14,250,527)	(7,423,947)
Net cash generated from operating activities	114,421,849	3,736,836	111,000,972	81,733,902
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets at fair value through other comprehensive income	(184,355)	(6,021)	(20,000)	(32,246)
Proceeds from sale of financial assets at fair value through other comprehensive income				672
Return of capital from financial assets at fair value through other comprehensive income	188,347	6,151	63,051	14,201
Proceeds from sale of financial assets at amortized cost				26,531
Acquisition of associates and joint ventures	(2,259,757)	(73,800)	(117,589)	(226,560)
Proceeds from disposal of investments accounted for using the equity method	489,329	15,981
Net proceeds outflow on acquisition of subsidiaries	(1,224,183)	(39,980)		(180,718)
Net proceeds from disposal of subsidiaries	2,093,700	68,377		23,941,276
Payments for property, plant and equipment	(54,158,229)	(1,768,721)	(72,639,905)	(70,905,659)
Proceeds from disposal of property, plant and equipment	475,326	15,523	749,757	1,605,002
Payments for intangible assets	(395,651)	(12,921)	(382,767)	(1,069,866)
Proceeds from disposal of intangible assets	9,901	323	4,932	1,421
Payments for right-of-use assets	(35,851)	(1,171)	(682,602)	(956,218)
Payments for investment properties	(35,304)	(1,153)	(114,786)
Increase in other financial assets	(485,132)	(15,844)	(268,205)	(372,091)
Decrease in other financial assets	226,397	7,394	252,845	447,665
Increase in other non-current assets	(294,680)	(9,624)	(267,003)	(1,416,675)
Decrease in other non-current assets	80,668	2,634	280,916	324,270
Income tax paid	0	0	(842,440)	(570,700)
Proceeds from disposal of right-of-use assets				278,126
Other investing activities items	387,480	12,654	31,922
Net cash used in investing activities	(55,121,994)	(1,800,198)	(73,951,874)	(49,091,569)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	3,231,840	105,547	1,866,253	10,043,398
Proceeds from short-term bills payable	2,787,340	91,030
Proceeds from bonds offering	2,426,634	79,250	6,365,377	3,280,943
Repayment of bonds payable	(5,000,000)	(163,292)	(9,904,800)	(7,000,000)
Proceeds from long-term borrowings	286,268,360	9,349,065	214,642,236	190,192,666
Repayment of long-term borrowings	(300,531,590)	(9,814,879)	(244,158,657)	(174,173,841)
Repayment of the principle portion of lease liabilities	(1,136,666)	(37,122)	(1,035,019)	(907,403)
Dividends paid	(37,840,609)	(1,235,813)	(29,990,842)	(18,082,500)
Proceeds from exercise of employee share options	1,175,260	38,382	1,069,255	2,727,915
Payments for buy-back of ordinary shares			(205,608)	(5,529,255)
Decrease in non-controlling interests	(484,348)	(15,818)	(1,108,010)	(6,400,212)
Other financing activities items	2,740	89	1,009	(22,557)
Net cash used in financing activities	(49,101,039)	(1,603,561)	(62,458,806)	(5,870,846)
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	(954,692)	(31,179)	7,376,757	(2,236,213)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,244,124	301,898	(18,032,951)	24,535,274
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	58,040,394	1,895,506	76,073,345	51,538,071
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 67,284,518	$ 2,197,404	$ 58,040,394	$ 76,073,345